Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents
NOTE 4: CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31, 2012	December 31, 2011
Cash on hand and at banks	$61,283	$70,767
Short-term deposits and highly liquid funds	196,585	100,329
Total cash and cash equivalents	$257,868	$171,096

Short term deposits and highly liquid funds relate to amounts held in banks for general financing purposes. As of December 31, 2012, Navios Holdings held time deposits of $196,585 with a duration of less than three months. As of December 31, 2011, Navios Holdings held time deposits of $98,861 and money market funds of $1,468 with a duration of less than three months.
Cash deposits and cash equivalents in excess of amounts covered by government-provided insurance are exposed to loss in the event of non-performance by financial institutions. Navios Holdings does maintain cash deposits and equivalents in excess of government-provided insurance limits. Navios Holdings also minimizes exposure to credit risk by dealing with a diversified group of major financial institutions.